Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

In July 2014, the Company reacquired Agent Alliance Insurance Company (“AAIC”), an Alabama-domiciled insurer focused on private passenger auto business in North Carolina which is also licensed as a surplus lines carrier in over 30 states, from ACP Re, Ltd. ("ACP Re") for a purchase price equal to AAIC’s capital and surplus of approximately $17,000. Following the Company's 2012 sale of AAIC to ACP Re, the Company had continued to reinsure 100% of its existing and renewal private passenger auto insurance.

On January 3, 2014, ACP Re, a Bermuda reinsurer that is a subsidiary of The Michael Karfunkel 2005 Grantor Retained Annuity Trust (the “Karfunkel Trust”), entered into a merger agreement (the “Tower Merger Agreement”) with Tower Group International, Ltd. (“Tower”) pursuant to which ACP Re has agreed to acquire 100% of the outstanding stock of Tower and cause its subsidiary to merge into Tower (the "Merger"). The transactions contemplated by the Tower Merger Agreement are subject to certain regulatory and shareholder approvals.

In connection with the Merger, the Company and AmTrust Financial Services, Inc. (“AmTrust”) agreed, subject to the consummation of the Merger, to (a) acquire the renewal rights and certain other assets related to Tower’s personal lines insurance operations and commercial lines insurance operations, respectively, (b) administer the run-off of Tower’s historical personal lines claims and commercial lines claims at cost, (c) in their discretion, place personal lines business and commercial lines business with the Tower insurance companies, which they will exclusively manage and fully reinsure for a net 2% ceding fee payable to the Tower insurance companies, (d) retain the expirations on all business written by the Tower insurance companies through the Company and AmTrust, as managers, and (e) receive the agreement of the Tower insurance companies and ACP Re not to compete with respect to the personal lines business and commercial lines business. The Company also agreed to acquire the Attorneys-in-Fact which serve as insurance managers for the reciprocal exchanges managed by Tower from ACP Re for $7,500.

Subject to the consummation of the Merger, the Company and AmTrust have agreed to provide ACP Re with financing in an aggregate principal amount of $125,000 each. On July 22, 2014, a Special Committee of the Company’s Board of Directors composed solely of independent directors (the “Special Committee”) approved the terms of the Credit Agreement to be entered into among the Company, AmTrust and ACP Re upon consummation of the Merger. The $250,000 loan will have a seven-year term, will bear interest at an annual rate of 7% and will contain restrictive covenants, including, without limitation, covenants relating to the value of ACP Re’s assets, ACP Re’s leverage ratio and fixed charge coverage ratio, as well as other typical limitations on ACP Re’s activities. The loan will be secured by a security interest in the stock of ACP Re and its subsidiaries, the assets of ACP Re and certain of the assets of ACP Re’s unregulated subsidiaries.

In addition, effective upon the consummation of the Merger, a subsidiary of the Company, along with a subsidiary of AmTrust, as reinsurers, will enter into a $250,000 aggregate stop loss reinsurance agreement with a subsidiary of Tower by which each, as reinsurers, will provide, severally, $125,000 of stop loss coverage with respect to the run-off of the legacy Tower business (the “Stop-Loss”). ACP Re will enter into a reinsurance agreement (the “Retrocession”) by which it reinsures the full amount of any payments that the Company and AmTrust would be obligated to make under the Stop Loss. The Stop Loss premium will be equal to $56,000, payable five years following the closing of the Merger. The Retrocession premium will be equal to the Stop Loss premium, less a fee of 5.5% of the Stop Loss premium to be retained by a subsidiary of the Company and a subsidiary of AmTrust. The Stop Loss coverage will attach in the event that paid losses and paid loss adjustment expenses by the Tower insurance companies exceed Tower’s reserves as of the closing of the Merger. Through the Stop-Loss, our subsidiary will have direct exposure, and we will have indirect exposure, to Tower’s historical commercial and personal lines business and reserves, subject to the reinsurance provided by the Retrocession. The Special Committee approved the terms of the Stop Loss and Retrocession.

The Special Committee also approved the Company’s entrance into an Amended and Restated Personal Lines Master Agreement with ACP Re (the “Amended and Restated Personal Lines Master Agreement”), which, in addition to the agreements previously described, provides that the Company will pay ACP Re contingent consideration in the form of an earnout (the “Contingent Payments”), payable semi-annually on the last day of January and July, of 3% of gross written premium of the Tower personal lines business written or assumed by the Company following the closing in connection with the transaction for a three-year period. The Contingent Payments to be made by the Company are capped at a total of $30,000, in the aggregate, over the three-year period. The parties entered into the Amended and Restated Personal Lines Master Agreement on July 23, 2014. Simultaneously, ACP Re and AmTrust entered into an Amended and Restated Commercial Lines Master Agreement that provides for contingent consideration payable by AmTrust to ACP Re on the same terms.

The Tower transaction remains subject to regulatory approval and the consummation of the Merger. There is no assurance that regulatory approval for the transaction will be received or that modifications to the terms described above will not need to be made in order to obtain regulatory approval.